TRADE PAYABLES - Disclosure of detailed information about trade payables (Details) - CAD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Open accounts in Israel	[1]	$ 2,230	$ 3,686
Open accounts abroad		8,929	5,537
Trade Payables		11,159	9,223
Trade payables - related party		$ 0	$ 187

[1]	Including outstanding amount related to management fee to be paid to entity controlled by main shareholders of the Company in total amount of $187 as of December 31, 2023. See also Note 24A below.